Tri-Continental Corporation
First Quarter Report
March 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Tri-Continental Corporation, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 72.4%
Issuer	Shares	Value ($)
Communication Services 5.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	400,000	7,040,000
Verizon Communications, Inc.	165,000	6,923,400
Total		13,963,400
Interactive Media & Services 4.7%
Alphabet, Inc., Class A(a)	312,582	47,178,001
Meta Platforms, Inc., Class A	80,924	39,295,076
Total		86,473,077
Media 0.3%
Comcast Corp., Class A	110,000	4,768,500
Total Communication Services		105,204,977
Consumer Discretionary 6.9%
Automobiles 0.3%
Tesla, Inc.(a)	28,052	4,931,261
Broadline Retail 2.3%
Amazon.com, Inc.(a)	165,711	29,890,950
eBay, Inc.	139,418	7,358,482
Macy’s, Inc.	325,000	6,496,750
Total		43,746,182
Hotels, Restaurants & Leisure 1.1%
Booking Holdings, Inc.	4,687	17,003,874
Darden Restaurants, Inc.	27,500	4,596,625
Total		21,600,499
Household Durables 1.3%
Lennar Corp., Class A	76,184	13,102,124
Newell Brands, Inc.	400,000	3,212,000
PulteGroup, Inc.	59,647	7,194,621
Total		23,508,745
Specialty Retail 1.3%
Best Buy Co., Inc.	60,000	4,921,800
Home Depot, Inc. (The)	12,000	4,603,200
TJX Companies, Inc. (The)	140,016	14,200,423
Total		23,725,423
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.(a)	10,300	9,694,978
Tapestry, Inc.	32,600	1,547,848
Total		11,242,826
Total Consumer Discretionary		128,754,936
Consumer Staples 4.4%
Beverages 0.1%
Molson Coors Beverage Co., Class B	30,016	2,018,576
Consumer Staples Distribution & Retail 0.6%
Target Corp.	35,405	6,274,120
Walmart, Inc.	71,609	4,308,714
Total		10,582,834
Food Products 1.2%
Bunge Global SA	34,900	3,577,948
General Mills, Inc.	50,507	3,533,975
Kellanova	85,000	4,869,650
Kraft Heinz Co. (The)	260,000	9,594,000
Total		21,575,573
Household Products 1.0%
Colgate-Palmolive Co.	177,434	15,977,931
Procter & Gamble Co. (The)	14,587	2,366,741
Total		18,344,672
Personal Care Products 0.2%
Kenvue, Inc.	225,000	4,828,500
Tobacco 1.3%
Altria Group, Inc.	364,771	15,911,311
Philip Morris International, Inc.	100,000	9,162,000
Total		25,073,311
Total Consumer Staples		82,423,466
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	60,000	9,464,400
Diamondback Energy, Inc.	25,000	4,954,250
EOG Resources, Inc.	40,000	5,113,600
Exxon Mobil Corp.	190,122	22,099,781

Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Petroleum Corp.	81,019	16,325,329
Valero Energy Corp.	83,303	14,218,989
Total		72,176,349
Total Energy		72,176,349
Financials 10.4%
Banks 3.0%
Citigroup, Inc.	326,937	20,675,496
JPMorgan Chase & Co.	50,000	10,015,000
M&T Bank Corp.	65,000	9,453,600
Wells Fargo & Co.	268,178	15,543,597
Total		55,687,693
Capital Markets 3.1%
Ares Capital Corp.	450,000	9,369,000
BlackRock, Inc.	5,139	4,284,384
Blackstone Secured Lending Fund	225,000	7,008,750
Carlyle Group, Inc. (The)	105,000	4,925,550
Cboe Global Markets, Inc.	6,676	1,226,582
CME Group, Inc.	50,777	10,931,780
Morgan Stanley	105,000	9,886,800
State Street Corp.	140,948	10,898,099
Total		58,530,945
Consumer Finance 0.4%
Synchrony Financial	173,045	7,461,700
Financial Services 1.2%
Clovis Liquidation Trust(a),(b),(c)	9,371,357	445,140
Fiserv, Inc.(a)	116,365	18,597,454
Visa, Inc., Class A	14,903	4,159,129
Total		23,201,723
Insurance 1.9%
Marsh & McLennan Companies, Inc.	80,989	16,682,114
MetLife, Inc.	198,738	14,728,473
Prudential Financial, Inc.	31,606	3,710,545
Total		35,121,132
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	350,000	6,968,500
Starwood Property Trust, Inc.	350,000	7,115,500
Total		14,084,000
Total Financials		194,087,193
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.5%
Biotechnology 2.3%
AbbVie, Inc.	101,643	18,509,190
Amgen, Inc.	38,093	10,830,602
BioMarin Pharmaceutical, Inc.(a)	24,680	2,155,551
Regeneron Pharmaceuticals, Inc.(a)	5,397	5,194,559
Vertex Pharmaceuticals, Inc.(a)	13,421	5,610,112
Total		42,300,014
Health Care Equipment & Supplies 2.5%
Align Technology, Inc.(a)	4,167	1,366,443
Baxter International, Inc.	472,811	20,207,942
Hologic, Inc.(a)	170,892	13,322,740
Medtronic PLC	148,229	12,918,157
Total		47,815,282
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	138,409	15,487,967
Cigna Group (The)	4,025	1,461,840
CVS Health Corp.	62,500	4,985,000
Humana, Inc.	10,525	3,649,228
Molina Healthcare, Inc.(a)	10,237	4,205,667
Total		29,789,702
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	469,845	25,479,694
Johnson & Johnson	30,200	4,777,338
Merck & Co., Inc.	75,000	9,896,250
Pfizer, Inc.	250,000	6,937,500
Viatris, Inc.	850,738	10,157,812
Total		57,248,594
Total Health Care		177,153,592
Industrials 6.7%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	27,952	12,714,526
RTX Corp.	50,000	4,876,500
Total		17,591,026
Air Freight & Logistics 1.5%
FedEx Corp.	62,934	18,234,497
United Parcel Service, Inc., Class B	62,500	9,289,375
Total		27,523,872
Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.7%
Builders FirstSource, Inc.(a)	36,523	7,616,872
Masco Corp.	61,134	4,822,250
Total		12,439,122
Ground Transportation 0.3%
CSX Corp.	39,955	1,481,132
Union Pacific Corp.	18,500	4,549,705
Total		6,030,837
Machinery 2.4%
AGCO Corp.	40,000	4,920,800
Caterpillar, Inc.	46,705	17,114,113
Parker-Hannifin Corp.	29,272	16,269,085
Stanley Black & Decker, Inc.	67,500	6,610,275
Total		44,914,273
Professional Services 0.8%
Automatic Data Processing, Inc.	61,704	15,409,957
Total Industrials		123,909,087
Information Technology 17.9%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	4,800	1,391,904
Cisco Systems, Inc.	494,539	24,682,441
Total		26,074,345
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	200,000	6,592,000
IT Services 0.6%
International Business Machines Corp.	60,000	11,457,600
Semiconductors & Semiconductor Equipment 6.4%
Applied Materials, Inc.	66,996	13,816,585
Broadcom, Inc.	4,000	5,301,640
NVIDIA Corp.	65,972	59,609,661
QUALCOMM, Inc.	181,311	30,695,952
Texas Instruments, Inc.	55,000	9,581,550
Total		119,005,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.8%
Adobe, Inc.(a)	34,020	17,166,492
Autodesk, Inc.(a)	15,726	4,095,365
Fortinet, Inc.(a)	176,491	12,056,100
Microsoft Corp.	153,003	64,371,422
Palo Alto Networks, Inc.(a)	25,200	7,160,076
ServiceNow, Inc.(a)	3,180	2,424,432
Total		107,273,887
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.(d)	321,152	55,071,145
HP, Inc.	225,000	6,799,500
Total		61,870,645
Total Information Technology		332,273,865
Materials 2.2%
Chemicals 1.2%
CF Industries Holdings, Inc.	70,653	5,879,036
Dow, Inc.	125,000	7,241,250
Mosaic Co. (The)	165,161	5,361,126
Nutrien Ltd.	90,000	4,887,900
Total		23,369,312
Containers & Packaging 0.3%
International Paper Co.	125,000	4,877,500
Metals & Mining 0.7%
Nucor Corp.	22,784	4,508,954
Steel Dynamics, Inc.	58,449	8,663,895
Total		13,172,849
Total Materials		41,419,661
Real Estate 2.8%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	193,938	4,010,638
Industrial REITs 0.3%
Prologis, Inc.	35,000	4,557,700
Office REITs 0.3%
Boston Properties, Inc.	75,000	4,898,250
Real Estate Management & Development 0.0%
WeWork, Inc., Class A(a)	24,300	1,822
Residential REITs 0.3%

Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	175,000	6,231,750
Retail REITs 0.5%
Realty Income Corp.	90,000	4,869,000
Simon Property Group, Inc.	30,000	4,694,700
Total		9,563,700
Specialized REITs 1.2%
American Tower Corp.	22,500	4,445,775
SBA Communications Corp.	60,028	13,008,068
VICI Properties, Inc.	160,000	4,766,400
Total		22,220,243
Total Real Estate		51,484,103
Utilities 2.0%
Electric Utilities 1.4%
Duke Energy Corp.	50,000	4,835,500
Edison International	49,652	3,511,886
Entergy Corp.	47,500	5,019,800
PG&E Corp.	722,818	12,114,430
Pinnacle West Capital Corp.	18,911	1,413,219
Total		26,894,835
Gas Utilities 0.3%
Spire, Inc.	77,500	4,756,175
Multi-Utilities 0.3%
DTE Energy Co.	42,500	4,765,950
Total Utilities		36,416,960
Total Common Stocks (Cost $945,452,424)		1,345,304,189

Convertible Bonds 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Rocket Lab USA, Inc.(e)
02/01/2029	4.250%	4,000,000	4,235,000
Airlines 0.2%
American Airlines Group, Inc.
07/01/2025	6.500%	3,700,000	4,288,300
Automotive 0.2%
Rivian Automotive, Inc.
03/15/2029	4.625%	5,500,000	4,402,750
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	12,500,000	7,781,250
Consumer Products 0.3%
Beauty Health Co. (The)(e)
10/01/2026	1.250%	6,000,000	4,923,600
Diversified Manufacturing 0.5%
Bloom Energy Corp.(e)
06/01/2028	3.000%	4,500,000	4,083,750
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	4,500,000	4,987,350
Total			9,071,100
Electric 0.9%
Duke Energy Corp.(e)
04/15/2026	4.125%	4,500,000	4,446,000
FirstEnergy Corp.(e)
05/01/2026	4.000%	4,500,000	4,473,000
PG&E Corp.(e)
12/01/2027	4.250%	8,400,000	8,437,800
Total			17,356,800
Finance Companies 0.3%
Bread Financial Holdings, Inc.(e)
06/15/2028	4.250%	4,000,000	4,642,400
Healthcare REIT 0.2%
Welltower OP LLC(e)
05/15/2028	2.750%	4,000,000	4,452,400
Independent Energy 0.0%
Chesapeake Energy Escrow
09/15/2026	0.000%	9,000,000	180,000
Leisure 0.5%
Carnival Corp.
12/01/2027	5.750%	2,800,000	4,214,000
NCL Corp., Ltd.
02/15/2027	2.500%	5,000,000	4,842,500
Total			9,056,500
Media and Entertainment 0.2%
fuboTV, Inc.
02/15/2026	3.250%	6,500,000	4,063,150
Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.3%
RWT Holdings, Inc.
10/01/2025	5.750%	6,000,000	5,790,288
Other REIT 0.8%
PennyMac Corp.
03/15/2026	5.500%	9,500,000	9,013,600
Redwood Trust, Inc.
06/15/2027	7.750%	1,000,000	957,500
Starwood Property Trust, Inc.
07/15/2027	6.750%	4,200,000	4,452,000
Total			14,423,100
Other Utility 0.2%
American Water Capital Corp.(e)
06/15/2026	3.625%	4,200,000	4,101,300
Pharmaceuticals 0.5%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	5,500,000	4,478,920
Mirum Pharmaceuticals, Inc.(e)
05/01/2029	4.000%	3,500,000	3,944,150
Total			8,423,070
Retailers 0.2%
Farfetch Ltd.(f)
05/01/2027	0.000%	5,300,000	159,000
Wayfair, Inc.
09/15/2027	3.250%	2,661,000	3,499,215
Total			3,658,215
Technology 1.0%
CSG Systems International, Inc.(e)
09/15/2028	3.875%	4,398,000	4,328,057
Infinera Corp.
08/01/2028	3.750%	4,200,000	4,645,954
Progress Software Corp.(e)
03/01/2030	3.500%	4,500,000	4,556,250
Western Digital Corp.(e)
11/15/2028	3.000%	3,000,000	4,396,500
Total			17,926,761
Transportation Services 0.2%
Air Transport Services Group, Inc.(e)
08/15/2029	3.875%	5,000,000	4,136,435
Total Convertible Bonds (Cost $138,764,602)			132,912,419

Convertible Preferred Stocks 2.5%
Issuer		Shares	Value ($)
Financials 1.1%
Banks 0.5%
Bank of America Corp.(g)	7.250%	7,500	8,954,020
Capital Markets 0.1%
AMG Capital Trust II	5.150%	50,000	2,561,000
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	150,000	9,598,500
Total Financials			21,113,520
Industrials 0.3%
Machinery 0.3%
Chart Industries, Inc., ADR	6.750%	75,000	4,854,000
Total Industrials			4,854,000
Materials 0.4%
Chemicals 0.4%
Albemarle Corp.	7.250%	125,000	7,340,000
Total Materials			7,340,000
Utilities 0.7%
Electric Utilities 0.4%
NextEra Energy, Inc.	6.926%	185,000	7,300,100
Gas Utilities 0.3%
UGI Corp.	7.250%	92,500	5,362,225
Total Utilities			12,662,325
Total Convertible Preferred Stocks (Cost $46,122,174)			45,969,845

Corporate Bonds & Notes 16.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Rolls-Royce PLC(e)
10/15/2027	5.750%	2,412,000	2,419,167
Airlines 0.2%
American Airlines, Inc.(e)
02/15/2028	7.250%	4,200,000	4,262,878
Cable and Satellite 0.4%
Comcast Corp.
08/15/2025	3.375%	4,500,000	4,399,443
Telesat Canada/LLC(e)
10/15/2027	6.500%	5,286,000	2,259,140
Total			6,658,583

Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.7%
INEOS Finance PLC(e)
04/15/2029	7.500%	4,500,000	4,513,872
Innophos Holdings, Inc.(e)
02/15/2028	9.375%	4,300,000	3,597,489
Olympus Water US Holding Corp.(e)
10/01/2029	6.250%	5,500,000	5,022,282
Total			13,133,643
Construction Machinery 0.2%
PECF USS Intermediate Holding III Corp.(e)
11/15/2029	8.000%	7,800,000	4,150,578
Consumer Cyclical Services 0.3%
Staples, Inc.(e)
04/15/2026	7.500%	5,000,000	4,879,490
Consumer Products 0.9%
Mattel, Inc.(e)
04/01/2029	3.750%	3,100,000	2,854,530
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,427,026
11/01/2041	5.450%	745,000	692,078
Newell Brands, Inc.
09/15/2027	6.375%	2,900,000	2,862,323
09/15/2029	6.625%	2,900,000	2,833,715
SWF Escrow Issuer Corp.(e)
10/01/2029	6.500%	7,500,000	5,541,448
Total			16,211,120
Electric 0.5%
DTE Energy Co.
11/01/2024	4.220%	4,500,000	4,459,612
Pacific Gas and Electric Co.
07/01/2050	4.950%	5,500,000	4,738,028
Total			9,197,640
Food and Beverage 0.7%
Triton Water Holdings, Inc.(e)
04/01/2029	6.250%	8,442,000	7,687,974
United Natural Foods, Inc.(e)
10/15/2028	6.750%	6,280,000	5,221,075
Total			12,909,049
Gaming 0.4%
Scientific Games Holdings LP/US FinCo, Inc.(e)
03/01/2030	6.625%	8,500,000	8,219,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.3%
CVS Health Corp.
07/20/2045	5.125%	5,000,000	4,605,357
Quotient Ltd.(b),(c),(e),(h)
04/15/2030	12.000%	2,847,415	2,761,993
Star Parent, Inc.(e)
10/01/2030	9.000%	4,100,000	4,341,742
Surgery Center Holdings, Inc.(e)
07/01/2025	6.750%	4,200,000	4,199,742
Tenet Healthcare Corp.
10/01/2028	6.125%	8,500,000	8,468,878
Total			24,377,712
Independent Energy 1.3%
Hilcorp Energy I LP/Finance Co.(e)
04/15/2030	6.000%	9,000,000	8,805,683
Occidental Petroleum Corp.
07/15/2044	4.500%	6,500,000	5,132,631
04/15/2046	4.400%	7,800,000	6,338,354
Southwestern Energy Co.
02/01/2029	5.375%	4,690,000	4,558,013
Total			24,834,681
Leisure 0.9%
Carnival Corp.(e)
05/01/2029	6.000%	7,000,000	6,911,920
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	4,400,000	4,406,091
NCL Corp., Ltd.(e)
02/15/2029	7.750%	6,000,000	6,238,924
Total			17,556,935
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(e)
04/15/2028	7.750%	10,000,000	8,752,106
Deluxe Corp.(e)
06/01/2029	8.000%	5,000,000	4,604,509
Lions Gate Capital Holdings LLC(e)
04/15/2029	5.500%	12,000,000	9,175,207
Mav Acquisition Corp.(e)
08/01/2029	8.000%	5,500,000	5,177,823
Total			27,709,645
Oil Field Services 0.8%
Nabors Industries Ltd.(e)
01/15/2026	7.250%	4,400,000	4,368,208
01/15/2028	7.500%	1,754,000	1,644,454
Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Aquila Ltd.(e)
09/30/2028	8.000%	4,200,000	4,309,859
Transocean Titan Financing Ltd.(e)
02/01/2028	8.375%	4,313,000	4,488,631
Total			14,811,152
Other Financial Institutions 0.0%
WeWork Companies, Inc.(e),(f),(h)
08/15/2027	12.000%	4,500,000	97,736
Packaging 0.6%
ARD Finance SA(e),(h)
06/30/2027	6.500%	5,832,350	1,967,115
Mauser Packaging Solutions Holding Co.(e)
04/15/2027	9.250%	9,000,000	8,927,473
Total			10,894,588
Pharmaceuticals 0.7%
1375209 BC Ltd.(e)
01/30/2028	9.000%	1,415,000	1,386,948
Amgen, Inc.
03/02/2025	5.250%	4,500,000	4,487,557
Bausch Health Companies, Inc.(e)
09/30/2028	11.000%	2,515,000	1,678,622
10/15/2030	14.000%	502,000	294,853
Organon Finance 1 LLC(e)
04/30/2031	5.125%	5,000,000	4,428,065
Total			12,276,045
Property & Casualty 0.3%
Panther Escrow Issuer LLC(e),(i)
06/01/2031	7.125%	4,700,000	4,783,852
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(e)
01/15/2030	6.750%	10,000,000	8,975,890
Retailers 1.0%
Academy Ltd.(e)
11/15/2027	6.000%	4,867,000	4,795,009
Hanesbrands, Inc.(e)
02/15/2031	9.000%	4,200,000	4,314,144
L Brands, Inc.(e)
10/01/2030	6.625%	4,500,000	4,604,600
Magic MergeCo, Inc.(e)
05/01/2029	7.875%	6,000,000	4,499,669
Total			18,213,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.3%
Safeway, Inc.
02/01/2031	7.250%	4,512,000	4,815,638
Technology 2.6%
Broadcom, Inc.(e)
02/15/2041	3.500%	6,000,000	4,658,877
Cloud Software Group, Inc.(e)
09/30/2029	9.000%	4,500,000	4,317,747
Consensus Cloud Solutions, Inc.(e)
10/15/2026	6.000%	5,000,000	4,771,372
Minerva Merger Sub, Inc.(e)
02/15/2030	6.500%	8,000,000	7,325,118
Neptune Bidco US, Inc.(e)
04/15/2029	9.290%	7,254,000	6,863,207
NortonLifeLock, Inc.(e)
09/30/2027	6.750%	5,500,000	5,581,322
09/30/2030	7.125%	3,000,000	3,082,299
Picard Midco, Inc.(e)
03/31/2029	6.500%	5,000,000	4,747,963
Rocket Software, Inc.(e)
02/15/2029	6.500%	8,875,000	7,589,470
Total			48,937,375
Transportation Services 0.2%
XPO, Inc.(e)
06/01/2028	6.250%	4,600,000	4,644,975
Total Corporate Bonds & Notes (Cost $328,688,924)			304,971,520

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(j)
10/30/2040	11.949%	160,000	4,715,200
Total Preferred Debt (Cost $4,210,207)			4,715,200

Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c)	39,425	0
Quotient Ltd.(a),(b),(c)	181,609	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(k),(l)	17,360,684	17,357,212
Total Money Market Funds (Cost $17,352,744)		17,357,212
Total Investments in Securities (Cost: $1,480,591,075)		1,851,230,385
Other Assets & Liabilities, Net		7,372,089
Net Assets		1,858,602,474
At March 31, 2024, securities and/or cash totaling $1,337,544 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	29	06/2024	USD	7,697,325	120,583	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2024, the total value of these securities amounted to $3,207,133, which represents 0.17% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $305,903,418, which represents 16.46% of total net assets.

(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security purchased on a when-issued basis.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(k)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	29,152,086	55,605,054	(67,398,241)	(1,687)	17,357,212	(681)	408,831	17,360,684
Abbreviation Legend
ADR	American Depositary Receipt
Tri-Continental Corporation  | First Quarter Report 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Tri-Continental Corporation  | First Quarter Report 2024

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